Fair Value Measurements - Instrument-Specific Credit Risk (Details) - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of financial instruments using the fair value option	$ 108,105	$ 157,401	$ 133,294	$ 195,917	$ 342,886
Residual investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of financial instruments using the fair value option	$ 6,160	$ 17,675	$ 8,127	$ 19,102	$ 14,760